UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.045% 9/26/33 ϕ	190,652	$214,731
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	1,776	1,803
Freddie Mac Structured Pass Through Securities
Series T-30 A5 7.338% 12/25/30 ⧫ϕ	4,865	5,176
SLM Student Loan Trust
Series 2004-4 A4 0.749% 1/25/19 ●	2,090	2,060
Total Agency Asset-Backed Securities (cost $198,100)		223,770

Agency Collateralized Mortgage Obligations – 6.46%
Fannie Mae Grantor Trust
Series 2001-T5 A2 2.506% 6/19/41 ●	31,551	35,858
Series 2002-T1 A2 7.00% 11/25/31	76,061	91,878
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.286% 2/25/42 ●	89,458	105,422
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	965	1,134
Series 2003-52 NA 4.00% 6/25/23	118,454	124,127
Series 2003-120 BL 3.50% 12/25/18	261,525	268,933
Series 2004-36 FA 0.833% 5/25/34 ●	344,890	345,707
Series 2004-49 EB 5.00% 7/25/24	35,712	38,915
Series 2005-66 FD 0.733% 7/25/35 ●	1,525,662	1,521,282
Series 2005-110 MB 5.50% 9/25/35	12,110	12,932
Series 2006-105 FB 0.853% 11/25/36 ●	85,049	85,695
Series 2010-29 PA 4.50% 10/25/38	50,920	51,751
Series 2010-75 NA 4.00% 9/25/28	173,300	175,302
Series 2011-88 AB 2.50% 9/25/26	133,907	135,644
Series 2011-105 FP 0.833% 6/25/41 ●	2,601,890	2,605,320
Series 2011-113 MC 4.00% 12/25/40	259,844	271,100
Series 2012-93 LY 2.50% 9/25/42	433,000	400,709
Series 2012-98 MI 3.00% 8/25/31 ∑	33,884,205	3,442,974
Series 2012-122 SD 5.667% 11/25/42 ●∑	3,852,489	888,981
Series 2012-128 NP 2.50% 11/25/42	474,986	451,408
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,517,336
Series 2013-55 AI 3.00% 6/25/33 ∑	19,592,195	2,561,460
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,576,272
Series 2013-129 KI 3.00% 8/25/28 ∑	2,668,499	213,900
Series 2014-5 JL 4.00% 2/25/44	78,000	85,671
Series 2015-82 AI 3.50% 6/25/34 ∑	5,495,131	788,250
Series 2016-17 GZ 3.00% 4/25/46	904,000	826,084
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	95,409	97,622

NQ-022 [3/16] 5/16 (16643)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 2931 GC 5.00% 1/15/34	26,893	$27,222
Series 3016 FL 0.826% 8/15/35 ●	56,559	56,659
Series 3027 DE 5.00% 9/15/25	37,244	40,646
Series 3067 FA 0.786% 11/15/35 ●	3,226,626	3,238,587
Series 3232 KF 0.886% 10/15/36 ●	93,820	93,749
Series 3241 FM 0.816% 11/15/36 ●	32,195	32,359
Series 3297 BF 0.676% 4/15/37 ●	1,037,182	1,036,573
Series 3316 FB 0.736% 8/15/35 ●	153,005	153,248
Series 3737 NA 3.50% 6/15/25	152,779	160,149
Series 3780 LF 0.836% 3/15/29 ●	375,045	375,462
Series 3800 AF 0.936% 2/15/41 ●	2,038,964	2,056,630
Series 3803 TF 0.836% 11/15/28 ●	333,540	334,469
Series 4076 QB 1.75% 11/15/41	756,318	731,650
Series 4109 AI 3.00% 7/15/31 Σ	7,810,112	806,153
Series 4150 PQ 2.50% 1/15/43	149,195	153,196
Series 4163 CW 3.50% 4/15/40	3,749,072	3,892,304
Series 4408 ZG 2.00% 9/15/41	392,745	341,060
Series 4453 DI 3.50% 11/15/33 Σ	7,434,140	797,549
Series 4457 KZ 3.00% 4/15/45	12,105,017	11,893,423
Series 4554 MP 3.00% 2/15/46	2,252,500	2,180,924
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	38,838	46,569
Series T-54 2A 6.50% 2/25/43 ⧫	911	1,095
Series T-58 2A 6.50% 9/25/43 ⧫	643,511	759,840
GNMA
Series 2013-79 KE 3.00% 5/20/43	4,250,000	4,307,949
Series 2015-76 MZ 3.00% 5/20/45	6,708,382	6,361,395
Series 2015-106 QZ 2.50% 7/20/45	3,659,423	3,320,862
Series 2015-134 PZ 3.00% 9/20/45	2,206,814	2,141,919
Series 2015-185 PZ 3.00% 12/20/45	3,359,068	3,258,617
Total Agency Collateralized Mortgage Obligations (cost $66,814,394)		67,321,925

Agency Mortgage-Backed Securities – 8.75%
Fannie Mae
6.50% 8/1/17	9,005	9,156
10.00% 10/1/30	92,560	101,735
10.50% 6/1/30	25,316	25,803
Fannie Mae ARM
2.27% 4/1/36 ●	29,964	31,727
2.288% 8/1/34 ●	142,114	149,956
2.29% 3/1/38 ●	6,565	6,871
2.336% 9/1/38 ●	1,686,191	1,803,709

2     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
2.406% 8/1/36 ●	41,363	$43,473
2.46% 4/1/36 ●	465,837	494,567
2.461% 6/1/36 ●	170,535	180,923
2.469% 12/1/33 ●	101,284	107,348
2.496% 11/1/35 ●	37,737	39,931
2.518% 7/1/36 ●	109,681	116,331
2.527% 6/1/34 ●	74,941	79,343
2.527% 7/1/36 ●	136,738	143,700
2.529% 11/1/35 ●	429,855	454,547
2.576% 8/1/35 ●	34,281	36,078
2.58% 11/1/39 ●	305,275	322,760
2.666% 4/1/36 ●	5,055	5,358
3.449% 1/1/41 ●	239,024	250,880
4.537% 11/1/39 ●	1,699,689	1,808,166
Fannie Mae FHAVA
10.00% 1/1/19	21,943	22,243
Fannie Mae S.F. 15 yr
5.00% 9/1/18	59,802	61,798
5.00% 2/1/19	1,830	1,914
5.50% 1/1/23	7,747	8,449
5.50% 4/1/23	24,468	26,375
6.00% 8/1/22	19,105	20,793
Fannie Mae S.F. 30 yr
4.50% 3/1/39	91,050	101,189
4.50% 8/1/41	346,604	384,215
4.50% 1/1/42	586,643	644,411
5.00% 4/1/33	231,023	256,860
5.00% 3/1/34	3,409	3,789
5.50% 12/1/32	26,704	30,219
5.50% 6/1/33	84,763	95,945
5.50% 10/1/33	194,669	220,343
5.50% 4/1/34	127,831	145,210
5.50% 5/1/34	1,007,599	1,140,373
5.50% 11/1/34	870,833	985,781
5.50% 12/1/34	92,400	104,622
5.50% 1/1/35	9,641	10,917
5.50% 3/1/35	126,744	143,263
5.50% 9/1/35	382,604	432,158
5.50% 12/1/35	132,345	149,545
5.50% 1/1/36	419,222	474,749
5.50% 4/1/36	1,010,770	1,141,390
5.50% 5/1/36	78,855	89,292

NQ-022 [3/16] 5/16 (16643)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 7/1/36	1,349,890	$1,528,610
5.50% 9/1/36	712,160	805,778
5.50% 11/1/36	861,440	971,195
5.50% 2/1/37	319,276	359,084
5.50% 4/1/37	319,999	359,682
5.50% 6/1/37	383,810	431,452
5.50% 8/1/37	902,140	1,020,890
5.50% 9/1/37	463,865	521,561
5.50% 1/1/38	3,201,215	3,616,671
5.50% 2/1/38	51,551	58,300
5.50% 6/1/38	945,111	1,061,980
5.50% 1/1/39	788,870	892,447
5.50% 3/1/40	2,970,622	3,364,730
5.50% 7/1/40	680,242	771,280
6.00% 8/1/34	1,376,397	1,590,983
6.00% 9/1/34	250	286
6.00% 11/1/34	1,211	1,380
6.00% 4/1/35	211,447	242,891
6.00% 4/1/36	9,601	10,940
6.00% 12/1/36	546,591	631,504
6.00% 2/1/37	121,948	139,275
6.00% 3/1/37	5,842	6,667
6.00% 9/1/37	1,777,160	2,027,863
6.00% 5/1/38	5,468,742	6,245,335
6.00% 1/1/39	245,559	279,810
6.00% 4/1/39	5,103	5,885
6.00% 5/1/39	1,098,692	1,266,784
6.00% 10/1/39	2,659,087	3,066,245
6.00% 7/1/41	10,878,619	12,411,782
6.50% 6/1/29	1,384	1,583
6.50% 1/1/34	1,632	1,979
6.50% 4/1/36	319	365
6.50% 6/1/36	5,483	6,271
6.50% 10/1/36	4,974	5,689
6.50% 8/1/37	564	645
7.00% 12/1/34	1,715	1,987
7.00% 12/1/35	1,444	1,647
7.00% 12/1/37	4,590	4,956
7.50% 6/1/31	754	944
7.50% 11/1/31	9,427	10,970
7.50% 4/1/32	477	563
7.50% 5/1/33	1,221	1,233

4     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 6/1/34	585	$688
8.00% 11/1/21	154	167
8.00% 7/1/23	1,262	1,299
8.00% 5/1/24	33,850	34,774
9.00% 8/1/22	9,876	9,989
9.25% 6/1/16	203	203
10.00% 2/1/25	49,486	53,645
Fannie Mae S.F. 30 yr TBA
4.50% 6/1/46	19,760,000	21,451,177
Freddie Mac ARM
2.406% 10/1/36 ●	7,221	7,632
2.498% 7/1/36 ●	37,578	39,170
2.523% 1/1/44 ●	659,831	677,766
2.531% 4/1/33 ●	48,045	49,742
2.565% 2/1/37 ●	5,862	6,170
2.57% 4/1/34 ●	15,329	16,243
2.62% 6/1/37 ●	366,682	384,012
2.635% 7/1/38 ●	895,606	946,940
2.65% 10/1/37 ●	188,937	198,761
2.955% 11/1/44 ●	212,204	220,263
2.971% 2/1/35 ●	89,196	93,293
3.461% 5/1/42 ●	3,839,591	4,006,186
4.852% 8/1/38 ●	29,189	30,827
Freddie Mac S.F. 15 yr
5.00% 4/1/20	78,397	82,843
Freddie Mac S.F. 30 yr
4.50% 4/1/39	99,101	109,275
5.50% 1/1/36	235,413	264,418
5.50% 6/1/36	35,967	40,424
5.50% 11/1/36	222,446	249,065
5.50% 3/1/40	201,772	225,724
5.50% 6/1/41	86,748	97,800
6.00% 3/1/36	292,602	336,219
6.00% 1/1/38	68,315	77,632
6.00% 6/1/38	193,556	220,198
6.00% 8/1/38	2,639,308	3,044,912
7.00% 11/1/33	478	584
9.00% 9/1/30	58,625	62,189
11.00% 5/1/20	1,368	1,486
GNMA I S.F. 15 yr
6.00% 1/15/22	1,200,658	1,308,915

NQ-022 [3/16] 5/16 (16643)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
7.50% 12/15/23	31,625	$36,115
7.50% 12/15/31	57,872	70,792
7.50% 1/15/32	1,313	1,646
Total Agency Mortgage-Backed Securities (cost $90,573,015)		91,097,511

Collateralized Debt Obligations – 1.10%
AMMC CLO
Series 2015-16A AX 144A 1.974% 4/14/27 #●	5,700,000	5,691,439
CIFC Funding
Series 2011-1AR A1R 144A 1.92% 1/19/23 #●	1,202,436	1,199,802
Harbourview CLO VII
Series 7A AX 144A 1.968% 11/18/26 #●	4,583,333	4,576,431
Total Collateralized Debt Obligations (cost $11,474,311)		11,467,672

Commercial Mortgage-Backed Securities – 0.94%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16 A1A 5.721% 6/11/40 ●	1,730,014	1,795,949
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A 3.759% 4/15/44 #	5,285	5,281
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.705% 12/10/49 ●	535,000	540,433
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	1,449,199
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.949% 8/25/44 #●	95,000	103,307
Series 2012-K708 B 144A 3.751% 2/25/45 #●	870,000	895,325
Series 2013-K35 C 144A 3.942% 8/25/23 #●	150,000	134,877
Series 2013-K712 B 144A 3.369% 5/25/45 #●	980,000	984,321
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	418,571	416,223
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,065,000	1,074,006
Morgan Stanley Capital I Trust
Series 2006-TOP23 A4 5.891% 8/12/41 ●	377,756	378,476
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	395,942	396,168
Series 2011-C1 0.963% 3/9/21 ●	1,591,094	1,584,148
Total Commercial Mortgage-Backed Securities (cost $9,929,694)		9,757,713

6     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.13%
Jefferies Group 3.875% exercise price $44.35, expiration
date 11/1/29	1,355,000	$1,334,675
Total Convertible Bond (cost $1,443,922)		1,334,675

Corporate Bonds – 42.21%
Automotive – 0.26%
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,622,590
Schaeffler Holding Finance 144A PIK 6.25% 11/15/19 #❆	1,000,000	1,050,000
		2,672,590
Banking – 12.96%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,942,155
Banco Continental Via Continental Senior Trustees
Cayman 144A 5.50% 11/18/20 #	500,000	543,600
Bancolombia 6.125% 7/26/20	500,000	529,850
Bank of America
2.625% 10/19/20	1,310,000	1,320,532
4.45% 3/3/26	4,250,000	4,387,058
Bank of New York Mellon
2.45% 11/27/20	3,340,000	3,408,921
2.50% 4/15/21	2,280,000	2,326,644
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	557,500
Branch Banking & Trust
3.625% 9/16/25	1,610,000	1,688,409
3.80% 10/30/26	845,000	898,516
Citizens Bank
2.45% 12/4/19	5,010,000	5,006,979
2.50% 3/14/19	2,890,000	2,917,189
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,102,873
Compass Bank 2.75% 9/29/19	7,305,000	7,280,623
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,779,447
Credit Suisse
2.30% 5/28/19	4,890,000	4,938,563
3.00% 10/29/21	475,000	484,885
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	306,015
Export-Import Bank of Korea 2.125% 2/11/21	300,000	301,313
Fifth Third Bancorp 2.875% 7/27/20	1,045,000	1,062,180
Fifth Third Bank
2.30% 3/15/19	510,000	514,822
3.85% 3/15/26	515,000	528,644
Goldman Sachs Group 6.25% 9/1/17	2,390,000	2,544,683
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,769,191
Huntington Bancshares 3.15% 3/14/21	1,020,000	1,037,526

NQ-022 [3/16] 5/16 (16643)     7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase
2.55% 3/1/21	3,810,000	$3,846,385
4.25% 10/1/27	2,060,000	2,147,542
5.30% 12/29/49 ●	1,000,000	1,005,000
JPMorgan Chase Bank 0.962% 6/13/16 ●	1,750,000	1,750,196
KeyBank
2.35% 3/8/19	955,000	964,061
3.18% 5/22/22	1,335,000	1,352,614
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,307,839
Morgan Stanley
2.45% 2/1/19	1,345,000	1,365,823
3.875% 1/27/26	4,880,000	5,101,259
3.95% 4/23/27	3,355,000	3,366,018
PNC Bank
2.30% 6/1/20	4,275,000	4,320,482
2.45% 11/5/20	810,000	824,312
2.60% 7/21/20	1,040,000	1,063,490
Popular 7.00% 7/1/19	1,000,000	976,250
Santander Holdings USA 4.625% 4/19/16	2,090,000	2,093,093
Santander UK Group Holdings
2.875% 10/16/20	2,530,000	2,522,220
3.125% 1/8/21	560,000	564,155
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,630,540
State Street 2.55% 8/18/20	1,075,000	1,107,834
SunTrust Banks
2.35% 11/1/18	3,850,000	3,879,025
2.50% 5/1/19	3,705,000	3,742,724
SVB Financial Group 3.50% 1/29/25	1,235,000	1,222,871
Swedbank
144A 2.375% 2/27/19 #	2,000,000	2,027,786
144A 2.65% 3/10/21 #	855,000	865,459
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,630,066
Turkiye Is Bankasi 144A 5.375% 10/6/21 #	230,000	230,041
UBS Group Funding Jersey 144A 3.00% 4/15/21 #	2,700,000	2,708,100
US Bancorp
2.35% 1/29/21	1,000,000	1,015,937
4.125% 5/24/21	200,000	219,872
USB Capital IX 3.50% 10/29/49 @●	6,960,000	5,159,100
Wells Fargo
2.15% 1/15/19	3,580,000	3,645,725
3.00% 1/22/21	3,000,000	3,111,945
		134,945,882

8     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry – 1.70%
ArcelorMittal 6.125% 6/1/18	350,000	$355,250
Ball 4.375% 12/15/20	500,000	521,250
Builders FirstSource 144A 7.625% 6/1/21 #	1,000,000	1,045,000
Corp Nacional del Cobre de Chile 144A 3.875% 11/3/21 #	500,000	512,799
Freeport-McMoRan 2.30% 11/14/17	500,000	463,750
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,004,953
144A 5.40% 11/1/20 #	5,750,000	6,429,978
Gerdau Holdings 144A 7.00% 1/20/20 #	400,000	387,000
HD Supply
7.50% 7/15/20	500,000	533,125
11.50% 7/15/20	500,000	557,187
International Paper 5.25% 4/1/16	550,000	550,000
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,283,450
MMC Finance 4.375% 4/30/18	500,000	508,100
PPG Industries 2.30% 11/15/19	940,000	954,111
Southern Copper 5.375% 4/16/20	375,000	402,195
Suzano Trading 144A 5.875% 1/23/21 #	155,000	157,325
WestRock
3.50% 3/1/20	1,010,000	1,024,986
4.45% 3/1/19	945,000	988,773
		17,679,232
Brokerage – 0.25%
Jefferies Group 5.125% 1/20/23	2,285,000	2,296,610
Lazard Group 6.85% 6/15/17	316,000	333,100
		2,629,710
Capital Goods – 0.80%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	1,000,000	995,625
Cemex 144A 5.875% 3/25/19 #	1,000,000	1,007,500
Fortune Brands Home & Security 3.00% 6/15/20	630,000	638,314
Ingersoll-Rand Global Holding 2.875% 1/15/19	4,630,000	4,737,740
Lockheed Martin 2.50% 11/23/20	980,000	1,004,854
		8,384,033
Communications – 2.91%
American Tower 4.40% 2/15/26	1,200,000	1,271,416
AT&T
2.80% 2/17/21	70,000	71,850
3.60% 2/17/23	5,760,000	5,992,819
4.125% 2/17/26	1,190,000	1,259,226
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,202,902
Columbus International 144A 7.375% 3/30/21 #	500,000	534,375

NQ-022 [3/16] 5/16 (16643)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International
3.40% 2/15/21	420,000	$426,727
4.45% 2/15/26	385,000	401,086
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	644,931
Digicel Group 144A 8.25% 9/30/20 #	1,000,000	862,500
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	512,340
Millicom International Cellular 144A 6.625% 10/15/21 #	500,000	505,625
Myriad International Holdings 144A 6.375% 7/28/17 #	300,000	313,787
Omnicom Group 3.60% 4/15/26	845,000	867,360
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,981,814
SES 144A 3.60% 4/4/23 #	436,000	428,102
SES GLOBAL Americas Holdings 144A 2.50% 3/25/19 #	1,695,000	1,673,962
Sky 144A 3.75% 9/16/24 #	2,045,000	2,114,260
Verizon Communications
4.50% 9/15/20	3,165,000	3,497,781
5.15% 9/15/23	4,530,000	5,236,807
VimpelCom Holdings 144A 6.255% 3/1/17 #	500,000	513,750
		30,313,420
Consumer Cyclical – 3.55%
CVS Health 2.80% 7/20/20	440,000	457,109
Daimler Finance North America 144A 2.70% 8/3/20 #	4,480,000	4,551,290
General Motors Financial
3.15% 1/15/20	1,135,000	1,139,440
3.45% 4/10/22	1,070,000	1,052,013
4.375% 9/25/21	260,000	269,043
Home Depot 2.00% 4/1/21	3,960,000	4,002,467
Hyundai Capital America
144A 2.55% 2/6/19 #	1,000,000	1,007,101
144A 3.00% 3/18/21 #	545,000	552,084
Landry’s 144A 9.375% 5/1/20 #	1,000,000	1,055,000
Marriott International 3.375% 10/15/20	1,200,000	1,242,558
McDonald’s 2.75% 12/9/20	2,415,000	2,503,983
Newell Rubbermaid 3.85% 4/1/23	150,000	155,800
PulteGroup 4.25% 3/1/21	500,000	510,000
Starbucks 2.10% 2/4/21	2,110,000	2,149,288
Target 2.30% 6/26/19	3,500,000	3,625,608
Toyota Motor Credit
2.00% 10/24/18	5,055,000	5,148,123
2.125% 7/18/19	7,375,000	7,545,149
		36,966,056

10     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 3.63%
Anheuser-Busch InBev Finance
2.65% 2/1/21	3,360,000	$3,454,994
3.30% 2/1/23	2,735,000	2,845,915
3.65% 2/1/26	80,000	84,231
Bayer U.S. Finance 144A 2.375% 10/8/19 #	6,000,000	6,187,458
Becton Dickinson 2.675% 12/15/19	4,270,000	4,378,441
Bunge Finance 3.50% 11/24/20	4,730,000	4,805,004
JBS Investments 144A 7.75% 10/28/20 #	300,000	298,500
Merck 1.85% 2/10/20	5,920,000	6,034,682
Perrigo Finance Unlimited 3.50% 12/15/21	885,000	903,218
Reynolds American 4.00% 6/12/22	3,470,000	3,776,057
St. Jude Medical 2.80% 9/15/20	1,175,000	1,202,771
Sysco 2.50% 7/15/21	1,660,000	1,681,321
Zimmer Biomet Holdings 2.70% 4/1/20	2,085,000	2,116,187
		37,768,779
Electric – 5.72%
AES Gener 144A 5.25% 8/15/21 #	420,000	446,757
Ameren 2.70% 11/15/20	3,665,000	3,720,385
Arizona Public Service 2.20% 1/15/20	4,195,000	4,245,382
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,573,652
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,446,415
CMS Energy 6.25% 2/1/20	1,345,000	1,546,928
Commonwealth Edison 2.15% 1/15/19	1,550,000	1,569,049
DTE Energy
2.40% 12/1/19	1,725,000	1,739,776
144A 3.30% 6/15/22 #	1,050,000	1,091,207
Electricite de France 144A 5.25% 12/29/49 #●	280,000	257,250
Entergy 4.00% 7/15/22	3,175,000	3,371,425
Exelon 2.85% 6/15/20	2,000,000	2,042,962
IPALCO Enterprises 3.45% 7/15/20	710,000	716,213
Korea East-West Power 144A 2.625% 11/27/18 #	500,000	510,875
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	571,900
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,132,377
NextEra Energy Capital Holdings 2.70% 9/15/19	2,980,000	3,014,833
NV Energy 6.25% 11/15/20	2,460,000	2,843,612
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,817,330
Public Service Electric & Gas 1.90% 3/15/21	2,105,000	2,121,046
Southern 2.45% 9/1/18	5,905,000	6,002,929
WEC Energy Group 2.45% 6/15/20	2,075,000	2,112,462
Xcel Energy 2.40% 3/15/21	3,590,000	3,638,835
		59,533,600

NQ-022 [3/16] 5/16 (16643)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy – 1.46%
CNOOC Finance 2015 Australia 2.625% 5/5/20	500,000	$501,391
Dominion Gas Holdings 2.50% 12/15/19	2,020,000	2,052,292
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	515,530
Petrobras Global Finance 4.875% 3/17/20	475,000	396,483
Petroleos Mexicanos 3.50% 7/18/18	500,000	508,000
Petronas Global Sukuk 144A 2.707% 3/18/20 #	1,330,000	1,339,386
Regency Energy Partners 5.875% 3/1/22	1,040,000	1,011,589
Targa Resources Partners 5.00% 1/15/18	500,000	501,250
Williams Partners 7.25% 2/1/17	5,195,000	5,325,078
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,570,885
YPF 144A 8.875% 12/19/18 #	430,000	447,415
		15,169,299
Finance Companies – 1.19%
AerCap Ireland Capital
4.25% 7/1/20	500,000	505,625
4.625% 10/30/20	500,000	514,375
Ally Financial 4.125% 3/30/20	500,000	497,500
Aviation Capital Group 144A 2.875% 9/17/18 #	1,610,000	1,618,581
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	500,000	510,000
General Electric Capital
144A 3.80% 6/18/19 #	2,235,000	2,383,721
5.55% 5/4/20	2,175,000	2,509,110
6.00% 8/7/19	1,445,000	1,666,675
Legg Mason 2.70% 7/15/19	2,220,000	2,243,776
		12,449,363
Healthcare – 0.37%
CHS/Community Health Systems
5.125% 8/15/18	500,000	506,250
8.00% 11/15/19	125,000	122,344
HCA 6.50% 2/15/20	1,000,000	1,100,000
IASIS Healthcare 8.375% 5/15/19	250,000	247,813
Kinetic Concepts 10.50% 11/1/18	500,000	503,750
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	471,000
Stryker 2.625% 3/15/21	875,000	893,279
		3,844,436
Industrial – 0.05%
Hutchison Whampoa International 144A
1.625% 10/31/17 #	500,000	500,399
		500,399
Insurance – 2.29%
ACE INA Holdings 2.30% 11/3/20	3,540,000	3,601,242

12     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
American International Group 2.30% 7/16/19	3,700,000	$3,740,977
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,301,702
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,046,874
144A 2.20% 5/16/19 #	3,855,000	3,873,030
Prudential Financial 5.625% 6/15/43 ●	1,200,000	1,223,700
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	990,330
144A 4.125% 11/1/24 #	460,000	476,244
Trinity Acquisition 3.50% 9/15/21	600,000	611,130
UnitedHealth Group 2.70% 7/15/20	2,900,000	3,014,330
		23,879,559
Media – 0.43%
Comcast 3.15% 3/1/26	2,050,000	2,137,043
CSC Holdings 7.625% 7/15/18	500,000	541,250
DISH DBS 7.875% 9/1/19	500,000	551,875
Numericable Group 144A 4.875% 5/15/19 #	750,000	750,000
WideOpenWest Finance 10.25% 7/15/19	500,000	502,500
		4,482,668
Natural Gas – 0.81%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,875,424
Sempra Energy 2.30% 4/1/17	5,490,000	5,526,388
		8,401,812
Real Estate – 0.29%
IRSA Propiedades Comerciales 144A 8.75% 3/23/23 #	170,000	170,680
WEA Finance
144A 2.70% 9/17/19 #	2,625,000	2,644,958
144A 3.75% 9/17/24 #	200,000	203,919
		3,019,557
REITs – 0.25%
Host Hotels & Resorts 3.75% 10/15/23	505,000	493,498
Iron Mountain 144A 6.00% 10/1/20 #	750,000	792,187
Kimco Realty 3.40% 11/1/22	195,000	197,950
Simon Property Group 2.50% 7/15/21	865,000	884,511
VEREIT Operating Partnership 3.00% 2/6/19 @	250,000	246,845
		2,614,991
Services – 0.31%
BlueLine Rental Finance 144A 7.00% 2/1/19 #	455,000	421,444
Hertz 6.75% 4/15/19	1,000,000	1,016,990
MGM Resorts International 7.625% 1/15/17	750,000	780,000
Pinnacle Entertainment 6.375% 8/1/21	1,000,000	1,061,250
		3,279,684

NQ-022 [3/16] 5/16 (16643)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology – 1.44%
Amphenol 3.125% 9/15/21	5,975,000	$6,096,119
Apple 3.25% 2/23/26	620,000	648,124
Baidu 2.75% 6/9/19	500,000	508,212
Cisco Systems 2.20% 2/28/21	4,125,000	4,209,991
National Semiconductor 6.60% 6/15/17	3,325,000	3,544,942
		15,007,388
Telecommunications – 0.41%
CenturyLink 5.625% 4/1/20	750,000	762,570
Digicel 144A 6.00% 4/15/21 #	500,000	450,000
Frontier Communications 144A 8.875% 9/15/20 #	1,000,000	1,042,500
Sprint Communications
6.00% 12/1/16	750,000	749,063
144A 7.00% 3/1/20 #	450,000	452,250
T-Mobile USA 5.25% 9/1/18	750,000	770,625
		4,227,008
Transportation – 1.13%
AP Moeller – Maersk 144A 2.55% 9/22/19 #	1,595,000	1,580,988
CSX 3.35% 11/1/25	1,060,000	1,093,721
DP World Sukuk 144A 6.25% 7/2/17 #	300,000	314,400
ERAC USA Finance 144A 2.80% 11/1/18 #	3,355,000	3,408,646
HPHT Finance 15 144A 2.875% 3/17/20 #	500,000	505,817
Ryder System 3.45% 11/15/21	1,895,000	1,934,425
United Airlines 2015-1 Class AA Pass-Through Trust
3.45% 12/1/27 ⧫	360,000	363,150
United Parcel Service 5.125% 4/1/19	2,340,000	2,600,512
		11,801,659
Total Corporate Bonds (cost $435,924,768)		439,571,125

Municipal Bonds – 1.49%
Commonwealth of Massachusetts
Series A 5.00% 3/1/26	1,685,000	2,168,612
County of Baltimore, Maryland
5.00% 2/1/26	2,030,000	2,628,322
New York City, New York
Series C 5.00% 8/1/26	1,075,000	1,359,112
Series C 5.00% 8/1/27	1,525,000	1,912,182
North Carolina State
Series A 5.00% 6/1/27	825,000	1,069,703
University of California
0.934% 7/1/41 ●	6,385,000	6,383,212
Total Municipal Bonds (cost $15,443,753)		15,521,143

14     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities – 35.24%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,855,000	$3,854,063
Series 2014-4 A2 1.43% 6/17/19	1,510,000	1,509,506
American Express Credit Account Master Trust
Series 2012-1 A 0.706% 1/15/20 ●	3,900,000	3,902,331
Series 2013-1 A 0.856% 2/16/21 ●	7,135,000	7,149,792
Series 2013-2 A 0.856% 5/17/21 ●	2,474,000	2,477,950
Series 2014-1 A 0.806% 12/15/21 ●	2,100,000	2,096,065
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	264,011	263,258
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	820,000	826,179
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,609,850
Bank of America Credit Card Trust
Series 2007-A4 A4 0.476% 11/15/19 ●	10,495,000	10,456,639
Series 2014-A2 A 0.706% 9/16/19 ●	5,500,000	5,499,999
Series 2014-A3 A 0.726% 1/15/20 ●	7,765,000	7,767,316
Series 2015-A1 A 0.766% 6/15/20 ●	748,000	748,528
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.776% 3/16/20 ●	2,500,000	2,498,232
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	565,000	565,832
Series 2014-2 A 0.886% 7/15/22 ●	6,000,000	5,902,252
Series 2015-1A A1 2.26% 3/15/23	500,000	505,447
California Republic Auto Receivables Trust
Series 2013-2 A2 1.23% 3/15/19	829,466	829,194
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.486% 11/15/19 ●	14,085,000	14,062,619
Series 2007-A2 A2 0.516% 12/16/19 ●	5,650,000	5,640,114
Series 2007-A5 A5 0.476% 7/15/20 ●	200,000	199,205
Series 2014-A3 A3 0.816% 1/18/22 ●	2,000,000	1,996,948
Series 2014-A5 A5 1.48% 7/15/20	2,000,000	2,010,723
Chase Issuance Trust
Series 2007-A12 A12 0.486% 8/15/19 ●	4,500,000	4,483,824
Series 2007-B1 B1 0.686% 4/15/19 ●	2,100,000	2,091,836
Series 2012-A10 A10 0.696% 12/16/19 ●	12,750,000	12,747,451
Series 2013-A3 A3 0.716% 4/15/20 ●	3,670,000	3,670,000
Series 2013-A6 A6 0.856% 7/15/20 ●	4,000,000	4,004,337
Series 2013-A9 A 0.856% 11/16/20 ●	8,900,000	8,919,023
Series 2014-A5 A5 0.806% 4/15/21 ●	8,400,000	8,392,127
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,517,917
Series 2015-A6 A6 0.686% 5/15/19 ●	11,270,000	11,267,749

NQ-022 [3/16] 5/16 (16643)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chesapeake Funding
Series 2012-2A A 144A 0.891% 5/7/24 #●	1,035,606	$1,035,505
Series 2014-1A A 144A 0.861% 3/7/26 #●	8,232,242	8,208,960
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	332,365	331,839
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.852% 7/24/20 ●	800,000	801,146
Series 2013-A7 A7 0.872% 9/10/20 ●	8,100,000	8,120,333
Series 2014-A9 A9 0.682% 11/23/18 ●	1,645,000	1,645,000
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	404,371	404,226
Discover Card Execution Note Trust
Series 2012-A4 A4 0.806% 11/15/19 ●	500,000	500,802
Series 2013-A1 A1 0.736% 8/17/20 ●	3,300,000	3,299,169
Series 2013-A6 A6 0.886% 4/15/21 ●	2,405,000	2,408,679
Series 2014-A1 A1 0.866% 7/15/21 ●	8,365,000	8,371,695
Series 2015-A1 A1 0.786% 8/17/20 ●	7,350,000	7,346,346
Series 2015-A3 A 1.45% 3/15/21	890,000	892,097
Enterprise Fleet Financing
Series 2014-1 A2 144A 0.87% 9/20/19 #	983,229	980,263
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	489,478	484,754
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	725,000	724,492
Ford Credit Auto Owner Trust
Series 2016-A A2B 0.836% 12/15/18 ●	1,600,000	1,601,420
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A1 1.20% 2/15/19	4,100,000	4,095,590
Series 2014-1 A2 0.836% 2/15/19 ●	6,524,000	6,512,296
Series 2014-2 A 0.936% 2/15/21 ●	6,612,000	6,545,631
Series 2014-4 A2 0.786% 8/15/19 ●	7,650,000	7,623,533
Series 2015-2 A2 1.006% 1/15/22 ●	10,000,000	9,875,213
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 1.182% 4/22/19 ●	19,865,000	19,919,283
Series 2013-1 A 0.832% 4/20/18 ●	2,600,000	2,600,000
Series 2014-2 A 0.882% 10/20/19 ●	8,575,000	8,521,014
Series 2015-1 A 0.932% 1/20/20 ●	4,810,000	4,793,113
Golden Credit Card Trust
Series 2014-2A A 144A 0.886% 3/15/21 #●	535,000	528,750
Series 2015-1A A 144A 0.876% 2/15/20 #●	7,750,000	7,729,458
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	1,857,156	1,851,645
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.842% 4/10/28 #●	4,527,852	4,517,349

16     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	257,050	$229,590
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	6,000,000	6,015,939
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	1,308,953
Series 2015-A A3 144A 1.42% 9/17/18 #	6,200,000	6,211,669
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.806% 11/15/18 ●	1,200,000	1,199,697
Series 2016-A A2B 0.801% 6/17/19 ●	3,000,000	2,999,993
Mercedes-Benz Auto Lease Trust
Series 2015-B A2B 0.956% 1/16/18 ●	7,000,000	7,004,337
Series 2016-A A2B 0.998% 7/16/18 ●	505,000	505,033
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.756% 4/15/19 #●	4,000,000	3,994,510
Series 2015-BA A 144A 0.816% 4/15/20 #●	1,000,000	996,252
Navistar Financial Dealer Note Master Owner Trust II
Series 2014-1 A 144A 1.183% 10/25/19 #●	9,000,000	8,955,558
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,005,182
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	1,360,000	1,359,775
Series 2014-B A3 1.12% 9/15/17	10,025,000	10,024,125
Series 2015-B A2B 0.966% 12/15/17 ●	725,000	725,588
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	1,282,057	1,280,192
Series 2015-C A2B 0.786% 11/15/18 ●	500,000	500,403
Penarth Master Issuer
Series 2015-1A A1 144A 0.84% 3/18/19 #●	385,000	383,768
Series 2015-2A A1 144A 0.84% 5/18/19 #●	3,800,000	3,787,255
PFS Financing
Series 2014-AA A 144A 1.036% 2/15/19 #●	8,000,000	7,970,348
Series 2015-AA A 144A 1.056% 4/15/20 #●	2,000,000	1,974,419
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	755,000	754,753
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	869,321
Series 2015-2 A 1.60% 4/15/21	1,250,000	1,251,778
Trade MAPS 1
Series 2013-1A A 144A 1.142% 12/10/18 #●	9,970,000	9,905,759
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	790,000	785,315
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	2,210,000	2,184,937

NQ-022 [3/16] 5/16 (16643)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	1,467,026	$1,462,300
World Financial Network Credit Card Master Trust
Series 2015-A A 0.916% 2/15/22 ●	685,000	683,338
Total Non-Agency Asset-Backed Securities
(cost $367,278,286)		367,065,994

Non-Agency Collateralized Mortgage Obligations – 0.28%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	37,347	37,273
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	48,871	48,783
Series 2005-6 7A1 5.50% 7/25/20	37,701	36,822
Bank of America Mortgage Securities
Series 2002-K 2A1 2.741% 10/20/32 @●	3,176	3,156
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	67,022	69,814
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	455,734
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	596,882	609,683
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	738,856	738,119
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	772,950	771,242
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.722% 12/25/34 ●	12,816	12,837
Series 2006-AR5 2A1 3.10% 4/25/36 ●	149,151	138,895
Total Non-Agency Collateralized Mortgage Obligations (cost $2,855,952)		2,922,358

Regional Bond – 0.02%Δ
Argentina – 0.02%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	180,000	189,450
Total Regional Bond (cost $177,775)		189,450

Senior Secured Loans – 0.97%«
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	498,652	499,743
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 2/1/23	500,000	498,160
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20 @	200,000	184,700
Blue Ribbon 1st Lien 5.50% 11/13/21	1,000,000	997,500
Calpine Corp Tranche B3 1st Lien 4.00% 10/9/19	249,354	248,523
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	500,000	499,688
FCA US Tranche B 1st Lien 3.25% 12/31/18	292,204	292,131

18     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
First Data Tranche C1 1st Lien 3.932% 3/24/18	807,283	$806,721
Gray Television Tranche C 1st Lien 4.25% 6/13/21	399,000	400,122
HCA Tranche B6 1st Lien 3.683% 3/18/23	1,000,000	1,005,536
Hilton Worldwide Finance Tranche B2 1st Lien
3.50% 10/25/20	500,000	500,750
Ineos U.S. Finance Tranche B 3.75% 5/4/18	498,721	495,214
JC Penney 1st Lien 6.00% 5/22/18	496,395	497,264
Landry’s Tranche B 1st Lien 4.00% 4/24/18	949,876	947,738
Marina District Tranche B 1st Lien 6.50% 8/15/18	317,981	318,478
Microsemi Tranche B 1st Lien 5.25% 1/15/23	231,618	232,978
Mohegan Tribal Gaming Authority Tranche B
5.50% 6/15/18	797,900	773,714
Republic of Angola (Unsecured) 7.045% 12/16/23 @	510,000	425,850
Rite Aid 2nd Lien 5.75% 8/21/20	500,000	502,500
Total Senior Secured Loans (cost $10,199,726)		10,127,310

Sovereign Bonds – 0.38%Δ
Croatia – 0.05%
Croatia Government International Bond 144A
6.375% 3/24/21 #	500,000	547,281
		547,281
Dominican Republic – 0.05%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	500,000	546,250
		546,250
Indonesia – 0.03%
Perusahaan Penerbit Indonesia III 144A 6.125% 3/15/19 #	300,000	330,000
		330,000
Mexico – 0.05%
Nacional Financiera SNC 144A 3.375% 11/5/20 #	500,000	505,000
		505,000
Mongolia – 0.05%
Mongolia Government International Bond 144A
10.875% 4/6/21 #	500,000	501,937
		501,937
Serbia – 0.05%
Republic of Serbia 144A 4.875% 2/25/20 #	500,000	508,829
		508,829
Slovenia – 0.05%
Slovenia Government International Bond 144A
4.75% 5/10/18 #	500,000	529,420
		529,420

NQ-022 [3/16] 5/16 (16643)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign – BondsΔ (continued)
Sri Lanka – 0.05%
Sri Lanka Government International Bond 144A
5.125% 4/11/19 #	500,000	$491,311
		491,311
Total Sovereign Bonds (cost $3,975,210)		3,960,028

Supranational Bank – 0.13%
International Bank for Reconstruction & Development
1.625% 3/9/21	1,365,000	1,374,891
Total Supranational Bank (cost $1,362,912)		1,374,891

U.S. Treasury Obligations – 0.07%
U.S. Treasury Notes
1.25% 3/31/21	435,000	435,518
2.25% 11/15/25	270,000	281,011
Total U.S. Treasury Obligations (cost $714,905)		716,529

	Number of
	Shares
Preferred Stock – 0.44%
Bank of America 8.125% ●	1,000,000	986,250
General Electric 5.00% ●	1,111,000	1,145,719
Morgan Stanley 5.55% ●	1,180,000	1,164,660
PNC Preferred Funding Trust II 1.856% #●	1,200,000	1,011,000
USB Realty 1.769% #@●	400,000	320,000
Total Preferred Stock (cost $4,877,272)		4,627,629

	Principal amount°
Short-Term Investments – 3.17%
Discount Notes – 2.36%≠
Federal Home Loan Bank
0.32% 5/20/16	590,375	590,174
0.335% 5/2/16	5,896,474	5,895,206
0.34% 5/19/16	100,813	100,779
0.374% 5/18/16	10,643,244	10,639,774
0.38% 7/18/16	355,335	354,962
0.385% 6/8/16	687,174	686,784
0.387% 5/27/16	3,595,182	3,593,784
0.53% 8/15/16	2,704,580	2,700,596
		24,562,059

20 NQ-022 [3/16] 5/16 (16643)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements - 0.81%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be repurchased on 4/1/16,
repurchase price $1,800,405 (collateralized by U.S.
government obligations 2.50% 7/15/16; market
value $1,836,402)	1,800,393	$1,800,393
Bank of Montreal
0.29%, dated 3/31/16, to be repurchased on 4/1/16,
repurchase price $3,000,680 (collateralized by U.S.
government obligations 0.00%-8.75%
5/26/16-11/30/22; market value $3,060,669)	3,000,655	3,000,655
BNP Paribas
0.30%, dated 3/31/16, to be repurchased on 4/1/16,
repurchase price $3,623,982 (collateralized by U.S.
government obligations 0.00%-4.75%
5/15/16-8/15/44; market value $3,696,431)	3,623,952	3,623,952
		8,425,000
Total Short-Term Investments (cost $32,982,488)		32,987,059

Total Value of Securities – 101.80%
(cost $1,056,226,483)		1,060,266,782
Liabilities Net of Receivables and Other Assets – (1.80%)		(18,736,478)
Net Assets Applicable to 122,337,453 Shares Outstanding – 100.00%		$1,041,530,304

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $202,479,944, which represents 19.44% of the Fund’s net assets.
@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $6,339,651, which represents 0.61% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of cash.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

NQ-022 [3/16] 5/16 (16643)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2016.

The following futures and swap contracts were outstanding at March 31, 2016:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(162)	U.S. Treasury 10 yr Notes	$(21,130,415)	$(21,123,281)	6/22/16	$7,134
(231)	U.S. Treasury 2 yr Notes	(50,519,767)	(50,531,250)	7/1/16	(11,483)
		$(71,650,182)			$(4,349)

Swap Contracts
CDS Contracts1

	Swap		Annual		Upfront	Unrealized
	Referenced		Protection	Termination	Payment	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	Received	(Depreciation)[3]
	Protection
	Purchased:
	JPM -
ICE	CDX.NA.HY.25[4]	44,000,000	5.00%	12/20/20	$190,719	$(1,067,950)
	JPM -
ICE	CDX.NA.HY.26[4]	20,000,000	5.00%	6/20/21	394,715	(143,385)
						$(1,211,335)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(73,581).

22     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

4Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DBUBS – Deutsche Bank United Bank of Switzerland
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMBB – JPMorgan Barclays Bank
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

NQ-022 [3/16] 5/16 (16643)     23

Notes
Delaware Limited-Term Diversified Income Fund	March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds –Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

24     NQ-022 [3/16] 5/16 (16643)

(Unaudited)

Cost of investments	$1,056,226,483
Aggregate unrealized appreciation of investments	$10,385,355
Aggregate unrealized depreciation of investments	(6,345,056)
Net unrealized appreciation of investments	$4,040,299

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-022 [3/16] 5/16 (16643)     25

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities[1]	$—	$549,030,859	$826,084	$549,856,943
Corporate Debt	—	440,905,800	—	440,905,800
Foreign Debt	—	5,524,369	—	5,524,369
Senior Secured Loans[1]	—	9,701,460	425,850	10,127,310
Municipal Bonds	—	15,521,143	—	15,521,143
Preferred Stock	—	4,627,629	—	4,627,629
Short-Term Investments	—	32,987,059	—	32,987,059
U.S. Treasury Obligations	—	716,529	—	716,529
Total Value of Securities	$—	$1,059,014,848	$1,251,934	$1,060,266,782
Futures Contracts	$(4,349)	$—	$—	$(4,349)
Swap Contracts	—	(1,211,335)	—	(1,211,335)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	99.85%	0.15%	100.00%
Senior Secured Loans	95.80%	4.20%	100.00%

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

26     NQ-022 [3/16] 5/16 (16643)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: